UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: September 30, 2008

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type            13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager 0
Form 13F Information Table Entry 62
Form 13F Information Table Value $111,664

                                                  Value  Shr/Prn        Invstmnt Other    Voting Authority
Name of Issuer               Title of    Cusip   x $1000   Amt   SH/PRN Discrtn  Managers SoleShared  None

ABB Ltd Adr	COM		000375204		1720		88650		SH		Sole		0		0	0	0
Accenture Ltd. CL-A	COM		G1150G111		255		6700		SH		Sole		0		0	0	0
Affiliated Mgrs Group	COM		008252108		1352		16315		SH		Sole		0		0	0	0
Allergan Inc.	COM		018490102		3124		60665		SH		Sole		0		0	0	0
American Eagle Outfitters Inc.	COM		02553E106		604		39600		SH		Sole		0		0	0	0
American Ecology Corp Com	COM		025533407		508		18350		SH		Sole		0		0	0	0
American Express	COM		025816109		299		8448		SH		Sole		0		0	0	0
Apple Computer	COM		037833100		3405		29960		SH		Sole		0		0	0	0
Applied Materials	COM		038222105		728		48100		SH		Sole		0		0	0	0
AT&T Corp.	COM		00206R102		1712		61302		SH		Sole		0		0	0	0
Bankamerica Corp. New	COM		060505104		2031		58018.54		SH		Sole		0		0	0	0
Celgene Corp.	COM		151020104		2962		46800		SH		Sole		0		0	0	0
Charles Schwab Corp.	COM		808513105		394		15151.37		SH		Sole		0		0	0	0
ChevronTexaco Corp	COM		166764100		270		3279.58		SH		Sole		0		0	0	0
Cisco Systems	COM		17275R102		4134		183264		SH		Sole		0		0	0	0
CIT Group Inc. A	COM		125581108		337		48450		SH		Sole		0		0	0	0
Clean Harbor Inc	COM		184496107		2386		35325		SH		Sole		0		0	0	0
CVS Caremark Corp 	COM		126650100		3813		113291		SH		Sole		0		0	0	0
Cybersource Inc.	COM		23251J106		1375		85366		SH		Sole		0		0	0	0
Danaher Corp	COM		235851102		1981		28550		SH		Sole		0		0	0	0
Diamond Foods	COM		252603105		2338		83400		SH		Sole		0		0	0	0
Exelon Corp.	COM		30161n101		263		4198		SH		Sole		0		0	0	0
Exxon Mobil Corporation	COM		30231G102		695		8950.67		SH		Sole		0		0	0	0
Flir Systems	COM		302445101		5869		152747		SH		Sole		0		0	0	0
General Electric	COM		369604103		3123		122457.01		SH		Sole		0		0	0	0
Google Inc.	COM		38259P508		1938		4838		SH		Sole		0		0	0	0
Hewlett Packard	COM		428236103		2048		44291		SH		Sole		0		0	0	0
Honeywell International Inc.	COM		438516106		474		11400		SH		Sole		0		0	0	0
Huron Consulting Group	COM		447462102		510		8950		SH		Sole		0		0	0	0
IDEXX Laboratories Inc.	COM		45168D104		1439		26250		SH		Sole		0		0	0	0
IHS Inc.	COM		451734107		1205		25300		SH		Sole		0		0	0	0
Illumina Inc.	COM		452327109		2586		63800		SH		Sole		0		0	0	0
Intel Corp	COM		458140100		2196		117257.16		SH		Sole		0		0	0	0
Iron Mountain	COM		462846106		542		22196		SH		Sole		0		0	0	0
J.C. Penney	COM		708160106		1157		34700		SH		Sole		0		0	0	0
Johnson & Johnson	COM		478160104		331		4780		SH		Sole		0		0	0	0
JP Morgan Chase & Co.	COM		46625H100		1040		22270		SH		Sole		0		0	0	0
Kinetic Concepts, Inc.	COM		49460W208		2547		89075		SH		Sole		0		0	0	0
Kohls Corp Wisc Pv	COM		500255104		3938		85450		SH		Sole		0		0	0	0
Mcgraw Hill Co.	COM		580645109		389		12306.59		SH		Sole		0		0	0	0
Microsoft	COM		594918104		2841		106431.76		SH		Sole		0		0	0	0
Millipore Corp	COM		601073109		1589		23100		SH		Sole		0		0	0	0
MSCI Class A	COM		55354g100		1998		83250		SH		Sole		0		0	0	0
National Oilwell Varco Inc.	COM		637071101		1723		34305		SH		Sole		0		0	0	0
Nuance Communications Inc	COM		669967101		906		74350		SH		Sole		0		0	0	0
Oracle Corp.	COM		68389X105		3431		168913		SH		Sole		0		0	0	0
Perrigo Co.	COM		714290103		707		18370		SH		Sole		0		0	0	0
Phillip Morris Int'l	COM		718172109		300		6245		SH		Sole		0		0	0	0
Psychiatric Solutions	COM		74439h108		2212		58300		SH		Sole		0		0	0	0
Royal Dutch Shell PLC-ADR A	COM		780259206		444		7518		SH		Sole		0		0	0	0
Schlumberger Ltd	COM		806857108		440		5639		SH		Sole		0		0	0	0
SunTech Power Adr	COM		86800c104		2790		77775		SH		Sole		0		0	0	0
Sybase Inc.	COM		871130100		501		16350		SH		Sole		0		0	0	0
TD Ameritrade Hldg Corp.	COM		87236Y108		1517		90999		SH		Sole		0		0	0	0
Teva Pharmaceutical Inds	COM		881624209		4279		93450		SH		Sole		0		0	0	0
Thermo Fisher Scientific	COM		883556102		3305		60086		SH		Sole		0		0	0	0
Trimble Navigation	COM		896239100		1127		43600		SH		Sole		0		0	0	0
United Technologies	COM		913017109		5182		86275		SH		Sole		0		0	0	0
VCA Antech	COM		918194101		2232		75725		SH		Sole		0		0	0	0
Visa Inc.	COM		92826c839		3431		55890		SH		Sole		0		0	0	0
Wells Fargo Co.	COM		949746101		410		10916.24		SH		Sole		0		0	0	0
WPP Group PLC Adr	COM		929309409		422		10390		SH		Sole		0		0	0	0
WYETH	COM		983024100		1862		50412		SH		Sole		0		0	0	0
